Properties (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Properties including capital leases
Cost	CAD 44,827	CAD 39,709
Accumulated depreciation	12,203	11,195
Net	32,624	28,514
Capital leases included in properties
Cost	1,394	1,442
Accumulated depreciation	429	407
Net	CAD 965	1,035
Track And Roadway [Member]
Properties including capital leases
Annual rate (in hundredths)	2.00%
Cost	CAD 33,941	29,995
Accumulated depreciation	7,830	7,332
Net	26,111	22,663
Capital leases included in properties
Cost	415	417
Accumulated depreciation	66	63
Net	349	354
Land [Member]
Properties including capital leases
Net	2,487	2,079
Right-of-way access [Member]
Capital leases included in properties
Net	CAD 108	108
Rolling Stock [Member]
Properties including capital leases
Annual rate (in hundredths)	5.00%
Cost	CAD 6,216	5,552
Accumulated depreciation	2,362	2,107
Net	3,854	3,445
Capital leases included in properties
Cost	748	808
Accumulated depreciation	301	292
Net	CAD 447	516
Buildings [Member]
Properties including capital leases
Annual rate (in hundredths)	2.00%
Cost	CAD 1,791	1,545
Accumulated depreciation	624	560
Net	1,167	985
Capital leases included in properties
Cost	109	109
Accumulated depreciation	26	23
Net	CAD 83	86
Information technology [Member]
Properties including capital leases
Annual rate (in hundredths)	10.00%
Cost	CAD 1,067	1,068
Accumulated depreciation	567	492
Net	500	576
Capital leases included in properties
Cost	0	0
Accumulated depreciation	0	0
Net	0	0
Internally developed software [Member]
Properties including capital leases
Cost	CAD 85	102
Other [Member]
Properties including capital leases
Annual rate (in hundredths)	4.00%
Cost	CAD 1,812	1,549
Accumulated depreciation	820	704
Net	992	845
Capital leases included in properties
Cost	122	108
Accumulated depreciation	36	29
Net	CAD 86	CAD 79